Loans and Borrowings (Details) - Schedule of significant effect on the recorded fair value - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities at fair value
Convertible notes		$ 6,766,866
Level 1 [Member]
Financial liabilities at fair value
Convertible notes
Level 2 [Member]
Financial liabilities at fair value
Convertible notes
Level 3 [Member]
Financial liabilities at fair value
Convertible notes		$ 6,766,866